Changes in accounting policies, comparability and adjustments	3 Months Ended
Jun. 30, 2020
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Disclosure of voluntary change in accounting policy

Presentation of interest income and expense from financial instruments measured at fair value through profit or loss

Effective from 1 January 2020, UBS presents interest income and interest expense from financial instruments measured at fair value through profit or loss on a net basis in its Income Statement, in line with how UBS assesses and manages interest and in accordance with IFRS. This presentation change has no effect on Net interest income or on Net profit attributable to shareholders. Prior periods have been aligned with this change in presentation. Further information about net interest income from financial instruments measured at fair value through profit or loss is provided in Note 3.

Segment reporting

Effective from 1 January 2020, UBS only reports total operating expenses for each business division and no longer discloses a detailed cost breakdown by financial statement line item within its Segment reporting disclosures provided in Note 2. This change streamlines reporting, ensures alignment with how UBS manages its cost base and has no effect on the Income Statement, or on the net profit of any business division.

Changes in accounting policies, comparability and adjustments

Adoption of hedge accounting requirements of IFRS 9, Financial Instruments

Application and transition effect

Effective from 1 January 2020, UBS has prospectively adopted the hedge accounting requirements of IFRS 9 with respect to all of its existing hedge accounting programs, except for fair value hedges of portfolio interest rate risk, which, as permitted under IFRS 9, continue to be accounted for under IAS 39, Financial Instruments: Recognition and Measurement.

IFRS 9’s hedge accounting model further aligns accounting with risk management practices, amends hedge effectiveness requirements and prohibits voluntary de-designations. IFRS 9 permits the designation of certain additional hedged items, including layer components, net positions, and aggregated exposures, such as a combination of a non-derivative and derivative. IFRS 9 also introduces the concept of “cost of hedging,” under which the time value of an option contract, the forward element of a forward contract or the foreign currency basis spread in a cross-currency swap can be deferred in other comprehensive income and, depending on the nature of the hedged transaction, released to the income statement either when the hedged item affects the income statement or over the term of the hedged item.

The adoption of these requirements had no financial impact on UBS’s financial statements. However, the adoption allows UBS to designate more effective hedge accounting relationships, including fair value hedges of foreign currency risk using cross-currency swaps, and to reduce income statement volatility caused by foreign currency basis spread.

Starting from 1 January 2020, UBS has been utilizing the concept of “cost of hedging” in its newly designated fair value hedge program of foreign currency debt using cross-currency swaps. The hedged risk is determined as changes in the value of the hedged items arising solely from changes in spot foreign exchange rates. The foreign currency basis spread in cross-currency swaps is excluded from the hedge designation and accounted for through other comprehensive income as a cost of hedging. As of 30 June 2020, the notional of hedging instruments and hedged items designated in the program amounted to USD 13.7 billion, with a gain of USD 9 million deferred in other comprehensive income as a cost of hedging.

Update to significant accounting policy – Hedge accounting (disclosed in “Note 1a item 3j Hedge accounting” in the financial statements 2019 included in the Annual Report 2019)

Hedge accounting under IFRS 9

The Group applies hedge accounting requirements of IFRS 9 for fair value hedges of interest rate risk related to debt instruments, fair value hedges of foreign exchange risk related to debt instruments, cash flow hedges of forecast transactions and hedges of net investments in foreign operations.

At the time a financial instrument is designated in a hedge relationship, UBS formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, the nature of risk being hedged and the methods that will be used to assess whether the hedge effectiveness criteria are met. As part of effectiveness testing, UBS assesses, both at the inception of the hedge and on an ongoing basis, whether there is an economic relationship between the hedged item and the hedging instrument, including whether the relationship is dominated by the effect of credit risk and whether the appropriate hedge ratio is being used. In the case of hedging forecast transactions, the forecast transaction must be highly probable to occur. UBS discontinues hedge accounting when: (i) the hedge effectiveness criteria have ceased to be met; (ii) the derivative expires or is sold, terminated or exercised; (iii) the hedged item matures, is sold or repaid; (iv) forecast transactions are no longer deemed to meet the highly probable criteria; or (v) the risk management objective on the basis of which the hedge relationship was designated changes. Voluntary discontinuation of hedge accounting is not permitted.

Hedge ineffectiveness represents the amount by which the changes in the fair value of the hedging instrument differ from changes in the fair value of the hedged item attributable to the hedged risk, or the amount by which changes in the present value of future cash flows of the hedging instrument exceed changes in the present value of expected cash flows of the hedged item. Such ineffectiveness is recorded in Other net income from financial instruments measured at fair value through profit or loss.

Fair value hedges of interest rate risk related to debt instruments

In fair value hedges of interest rate risk, the fair value change of the hedged item attributable to the hedged risk is reflected as an adjustment to the carrying value of the hedged item and recognized in the income statement along with the change in the fair value of the hedging instrument. If the hedge accounting relationship is terminated for reasons other than derecognition of the hedged item, the adjustment to the carrying value is amortized to the income statement over the remaining term to maturity of the hedged item using the effective interest rate method.

Fair value hedges of foreign exchange risk related to debt instruments

In fair value hedges of foreign currency risk, the fair value change of the hedged item attributable to the hedged risk is reflected in the measurement of the hedged item and recognized in the income statement along with the change in the fair value of the hedging instrument. The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the designation of fair value hedges of foreign currency risk. UBS has chosen to account for the foreign currency basis as a cost of hedging with amounts deferred in Other comprehensive income within Equity. These amounts are released to the income statement over the term of the hedged item or upon discontinuation of the hedge relationship.

Cash flow hedges of forecast transactions

Fair value gains or losses associated with the effective portion of derivatives designated as cash flow hedges for cash flow repricing risk are recognized initially in Other comprehensive income within Equity. When the hedged forecast cash flows affect profit or loss, the associated gains or losses on the hedging derivatives are reclassified from Equity to the income statement and are presented in Interest income from derivative instruments designated as cash flow hedges within Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income.

If a cash flow hedge of forecast transactions is no longer considered effective, or if the hedge relationship is terminated, the cumulative gains or losses on the hedging derivatives previously reported in Other comprehensive income within Equity remain there until the committed or forecast transactions occur and affect profit or loss. If the forecast transactions are no longer expected to occur, the deferred gains or losses are immediately reclassified to the income statement.

Hedges of net investments in foreign operations

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized directly in Other comprehensive income within Equity, while any gains or losses relating to the ineffective and/or undesignated portion (for example, the interest element of a forward contract) are recognized in the income statement. Upon disposal or partial disposal of the foreign operation, the cumulative value of any such gains or losses recognized in Equity associated with the entity is reclassified to Other income.

Hedge accounting under IAS 39

As permitted under IFRS 9, the Group continues to apply hedge accounting requirements of IAS 39 to fair value hedges of portfolio interest rate risk related to loans. As a result, the hedge accounting policy set out in the UBS Group AG consolidated financial statements included in the Annual Report 2019 continues to apply to this program.

IFRSs and interpretations to be adopted and other adjustments

Annual Improvements to IFRS Standards 2018–2020 Cycle and narrow-scope amendments to IFRS 3, Business Combinations, and IAS 37, Provisions, Contingent Liabilities and Contingent Assets

In May 2020, the IASB issued several narrow-scope amendments to a number of standards as well as the Annual Improvements to IFRS Standards 2018–2020 Cycle. These minor amendments are effective from 1 January 2022. UBS is currently assessing the impact on the Group’s financial statements.

Amendment to IFRS 16, Leases, (COVID-19-Related Rent Concessions)

In May 2020, the IASB issued an amendment to IFRS 16 to provide an option for lessees to account for rent concessions occurring as a direct consequence of the COVID-19 pandemic as if they were not lease modifications. The amendment is effective from 1 June 2020. UBS has not adopted this option, given that the effects on the Group’s financial statements are not material.